UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23476

 NAME OF REGISTRANT:                     DoubleLine Yield Opportunities
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          213-633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


DoubleLine Yield Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 AGNC INVESTMENT CORP.                                                                       Agenda Number:  935345199
--------------------------------------------------------------------------------------------------------------------------
        Security:  00123Q104
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2021
          Ticker:  AGNC
            ISIN:  US00123Q1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Donna J. Blank                      Mgmt          For                            For

1B.    Election of Director: Morris A. Davis                     Mgmt          For                            For

1C.    Election of Director: John D. Fisk                        Mgmt          For                            For

1D.    Election of Director: Prue B. Larocca                     Mgmt          For                            For

1E.    Election of Director: Paul E. Mullings                    Mgmt          For                            For

1F.    Election of Director: Frances R. Spark                    Mgmt          For                            For

1G.    Election of Director: Gary D. Kain                        Mgmt          For                            For

2.     Approval of the Amended and Restated AGNC                 Mgmt          For                            For
       Investment Corp. 2016 Equity and Incentive
       Compensation Plan.

3.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of our named executive officers.

4.     Ratification of appointment of Ernst &                    Mgmt          For                            For
       Young LLP as our independent public
       accountant for the year ending December 31,
       2021.




* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Yield Opportunities Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President and Chief Executive Officer
Date                 08/30/2021